Related Parties (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Parties (Details) [Line Items]
Accrued expenses - related parties							$ 49,755
Research and development expenses - related parties		$ 132,881	$ 53,347	$ 481,027	$ 158,401	240,731	2,947,536
Stockholder percentage				5.00%
General and administrative - related parties		2,433,193	3,418,628	$ 9,204,122	$ 10,405,933	15,459,788	11,230,118
Stockholder					5.00%
Interest (expense) income – related parties			(1,536)		$ 1,495
Accrued expenses - related parties							18,370
Loans payable - related parties						0	81,277
General and administrative expenses - related parties		563,361		$ 1,504,768		5,612	462,580
Bad debt expenses							338,000
Professional fees	[1]					310,017	$ 294,577
Interest expense related party						$ 1,508
Director [Member]
Related Parties (Details) [Line Items]
Stockholder percentage				5.00%
Stockholder						10.00%
Investors							10.00%
Former Officers, Directors [Member]
Related Parties (Details) [Line Items]
Stockholder						10.00%
Professional fees							$ 124,000
Investors							10.00%
Interest Expense [Member] | Officers and Directors [Member]
Related Parties (Details) [Line Items]
Related party interest expense associated with convertible notes							$ 11,380
Related Parties [Member]
Related Parties (Details) [Line Items]
Accrued expenses - related parties						$ 188,159
Related Party [Member]
Related Parties (Details) [Line Items]
Accrued expenses - related parties		328,303		$ 328,303		188,159	18,370
General and administrative - related parties				0	$ 5,261
Accrued expenses - related parties		$ 328,303		$ 328,303		$ 188,159	18,370
Related Parties [Member] | Officers and Directors [Member]
Related Parties (Details) [Line Items]
Interest expense related party							50,255
Related Parties [Member] | Interest Expense [Member] | Officer [Member]
Related Parties (Details) [Line Items]
Interest expense on related party loans							$ 38,875

[1]	In the previously filed Annual Report on Form 10-K for the year ended December 31, 2021, the Insurance line item above included $213,974 of expenses related to Oxford agreements for our CBR Pharma subsidiary. In the current year, those same expenses are grouped into the Professional fees grouping. As such, for comparative purposes, that amount has been moved from the Insurance grouping to the Professional fees grouping for the 2021 period.